INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 7,738	[1]	$ 7,118
Increase related to prior year tax positions, net		1,699
Decrease related to prior year tax positions, net				(519)
Increase related to current year tax positions		1,643		1,139
Balance at the end of the year	[1]	11,080		7,738
Unrecognized tax benefits presented as a reduction from deferred tax assets		$ 2,280		$ 2,120

[1]	The amount for the year ended December 31, 2020 and 2019 includes $2,280 and $2,120 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 11e.